As filed with the Securities and Exchange Commission on March 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.2%
	Auto/Auto Parts - 1.6%
94,590	O'Reilly Automotive, Inc.*	$5,715,128
	Beverage - 4.6%
141,800	Coca-Cola Co.	9,326,186
229,250	Companhia de Bebidas das Americas - ADR	7,113,628
		16,439,814
	Broadcast Media - 1.8%
164,550	DIRECTV - Class A*	6,570,482
	Chemicals - Specialty - 1.9%
71,800	Praxair, Inc.	6,854,746
	Computer Hardware - 7.6%
62,270	Apple Inc.*	20,085,811
49,630	International Business Machines Corp.	7,283,699
		27,369,510
	Computer - Semiconductors - 2.8%
279,290	Altera Corp.	9,937,138
	Computer - Storage - 7.6%
622,180	EMC Corp.*	14,247,922
235,540	NetApp, Inc.*	12,945,278
		27,193,200
	Computer Software - Desktop/Small Business - 2.5%
182,880	Intuit Inc.*	9,015,984
	Computer Software - Enterprise - 3.8%
437,300	Oracle Corp.	13,687,490
	Containers - 1.0%
53,700	Ball Corp.	3,654,285
	Drugs - Generic - 1.7%
118,700	Watson Pharmaceuticals, Inc.*	6,130,855
	Drugs - Proprietary - 3.2%
55,080	Novo Nordisk A/S - ADR	6,200,356
74,430	Shire PLC - ADR	5,387,243
		11,587,599
	Electrical Instruments - 0.9%
43,480	Waters Corp.*	3,378,831
	Electronics - 1.0%
69,450	Amphenol Corp. - Class A	3,665,571
	Energy/Integrated - 2.6%
101,740	Chevron Corp.	9,283,775
	Energy/Oil Service - 3.6%
84,800	Cameron International Corp.*	4,301,904
118,600	Halliburton Co.	4,842,438
44,100	Schlumberger Ltd.	3,682,350
		12,826,692
	Finance/Banks - 1.9%
328,020	Banco Bradesco S.A. - ADR	6,655,526
	Footwear - 2.7%
111,160	NIKE, Inc. - Class B	9,495,287
	Health Care Distribution - 2.2%
230,250	AmerisourceBergen Corp.	7,856,130
	Industrial Distributors - 2.5%
65,170	W.W. Grainger, Inc.	9,000,629
	Machinery - 7.6%
37,750	Cummins Inc.	4,152,877
166,630	Danaher Corp.	7,859,937
185,390	Deere & Co.	15,396,640
		27,409,454
	Metals - 3.9%
79,760	BHP Billiton Ltd. - ADR	7,411,299
56,000	Freeport-McMoRan Copper & Gold Inc.	6,725,040
		14,136,339
	Metals - Precious - 3.4%
79,530	Barrick Gold Corp.+	4,229,405
131,500	Newmont Mining Corp.	8,078,045
		12,307,450
	Railroad - 4.2%
164,440	Union Pacific Corp.	15,237,010
	Restaurants - 8.7%
143,270	McDonald's Corp.	10,997,405
332,650	Starbucks Corp.	10,688,044
196,910	Yum! Brands, Inc.	9,658,435
		31,343,884
	Retail - Discount - 4.0%
153,600	Dollar Tree, Inc.*	8,613,888
91,900	Ross Stores, Inc.	5,812,675
		14,426,563
	Service Companies - 3.7%
179,010	Cognizant Technology Solutions - Class A*	13,119,643
	Telecommunication Equipment - 2.2%
152,890	American Tower Corp. - Class A*	7,895,240
	Tobacco - 3.0%
181,760	Philip Morris International Inc.	10,638,413

	TOTAL COMMON STOCKS (Cost $272,869,688)	352,832,668

	SHORT-TERM INVESTMENTS - 1.3%
4,570,838	AIM STIT Treasury Portfolio - Institutional Class, 0.04%#	4,570,838
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,570,838)	4,570,838
	Total Investments in Securities (Cost $277,440,526) - 99.5%	357,403,506
	Other Assets in Excess of Liabilities - 0.5%	1,741,869
	NET ASSETS - 100.0%	$359,145,375

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.
# Rate shown is the 7-day yield as of December 31, 2010.

The cost basis of investments for federal tax purposes at December 31, 2010 was as follows**:

Cost of investments	$276,803,655
Gross unrealized appreciation	$80,679,011
Gross unrealized depreciation	(79,160)
Net unrealized appreciation	$80,599,851

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$67,551,344	$-	$-	$67,551,344
Consumer Staples	27,078,226	-	-	27,078,226
Energy	22,110,467	-	-	22,110,467
Financials	6,655,526	-	-	6,655,526
Health Care	28,953,415	-	-	28,953,415
Industrials	51,647,093	-	-	51,647,093
Information Technology	103,988,536	-	-	103,988,536
Materials	36,952,821	-	-	36,952,821
Telecommunication Services	7,895,240	-	-	7,895,240
Total Equity	352,832,668	-	-	352,832,668
Short-Term Investments	4,570,838	-	-	4,570,838
Total Investments in Securities	$357,403,506	$-	$-	$357,403,506

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	Auto/Auto Parts - 4.1%
9,500	LKQ Corp.*	$215,840
3,900	O'Reilly Automotive Inc.*	235,638
		451,478
	Chemicals - 5.0%
5,900	Albemarle Corp.	329,102
2,800	FMC Corp.	223,692
		552,794
	Chemicals - Specialty - 3.8%
2,000	Lubrizol Corp.	213,760
1,670	NewMarket Corp.	206,028
		419,788
	Computer - Networking - 2.5%
7,600	ADTRAN, Inc.	275,196
	Computer - Semiconductors - 2.5%
7,900	Altera Corp.	281,082
	Computer - Storage - 6.4%
6,000	Informatica Corp.*	264,180
4,200	NetApp, Inc.*	230,832
5,200	Teradata Corp.*	214,032
		709,044
	Computer Software - Enterprise - 7.7%
10,800	CommVault Systems, Inc.*	309,096
6,300	Solera Holdings, Inc.	323,316
10,900	TIBCO Software Inc.*	214,839
		847,251
	Drugs - Generic - 3.9%
3,500	Perrigo Co.	221,655
4,100	Watson Pharmaceucticals, Inc.*	211,765
		433,420
	Electrical Equipment - 4.7%
6,150	AMETEK, Inc.	241,388
4,700	Cooper Industries PLC	273,963
		515,351
	Electrical Instruments - 4.3%
18,500	Bruker Corp.*	307,100
2,100	Waters Corp.*	163,191
		470,291
	Electronics - 2.5%
5,300	Amphenol Corp. - Class A	279,734
	Energy/Oil & Gas Exploration & Production - 1.3%
1,700	Concho Resources Inc.*	149,039
	Energy/Oil Service - 2.2%
2,300	CARBO Ceramics Inc.	238,142
	Finance/Information Systems - 2.2%
5,400	Wright Express Corp.*	248,400
	Food - 2.4%
5,800	McCormick & Co., Inc.	269,874
	Footwear - 4.0%
2,810	Deckers Outdoor Corp.*	224,069
11,500	Iconix Brand Group, Inc.*	222,065
		446,134
	Industrial Distributors - 2.9%
2,300	W.W. Grainger, Inc.	317,653
	Luxury Goods - 1.9%
3,010	Fossil, Inc.*	212,145
	Media & Advertising - 1.9%
4,000	Scripps Networks Interactive, Inc. - Class A	207,000
	Personal Care - 4.0%
9,200	Nu Skin Enterprises, Inc. - Class A	278,392
4,800	Ulta Salon, Cosmetics & Fragrance, Inc.*	163,200
		441,592
	Railroad - 2.8%
5,800	Genesee & Wyoming Inc.*	307,110
	Restaurants - 2.2%
2,400	Panera Bread Co. - Class A*	242,904
	Retail - Discount - 5.2%
6,310	Dollar Tree, Inc.*	353,865
3,570	Ross Stores, Inc.	225,802
		579,667
	Retail - Specialty - 6.3%
4,300	Dick's Sporting Goods, Inc.*	161,250
5,600	PetSmart, Inc.	222,992
6,500	Tractor Supply Co.	315,185
		699,427
	Semiconductors - 3.0%
11,500	Skyworks Solutions, Inc.*	329,245
	Service Companies - 1.2%
6,700	iGATE Corp.	132,057
	Telecommunication Services - 5.2%
9,400	MasTec Inc.*	137,146
18,400	MetroPCS Communications, Inc.*	232,392
7,800	NeuStar, Inc. - Class A*	203,190
		572,728
	Waste Disposal - 2.3%
9,400	Waste Connections, Inc.	258,782
	TOTAL COMMON STOCKS (Cost $8,295,929)	10,887,328

	SHORT-TERM INVESTMENTS - 1.9%
207,866	AIM STIT Treasury Portfolio - Institutional Class, 0.04%#	207,866
	TOTAL SHORT-TERM INVESTMENTS (Cost $207,866)	207,866
	Total Investments in Securities (Cost $8,503,795) - 100.3%	11,095,194
	Liabilities in Excess of Other Assets - (0.3%)	(35,814)
	NET ASSETS - 100.0%	$11,059,380

* Non-income producing security.
# Rate shown is the 7-day yield as of December 31, 2010.

The cost basis of investments for federal tax purposes at December 31, 2010 was as follows**:

Cost of investments	$8,503,795
Gross unrealized appreciation	$2,604,216
Gross unrealized depreciation	(12,817)
Net unrealized appreciation	$2,591,399

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$3,001,956	$-	$-	$3,001,956
Consumer Staples	548,266	-	-	548,266
Energy	387,181	-	-	387,181
Health Care	903,711	-	-	903,711
Industrials	1,536,041	-	-	1,536,041
Information Technology	3,305,199	-	-	3,305,199
Materials	972,582	-	-	972,582
Telecommunication Services	232,392	-	-	232,392
Total Equity	10,887,328	-	-	10,887,328
Short-Term Investments	207,866	-	-	207,866
Total Investments in Securities	$11,095,194	$-	$-	$11,095,194

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    2/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    2/21/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    2/21/2011

* Print the name and title of each signing officer under his or her signature.